Income tax expense (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Major Components of Income Tax Expense
(a) Tax charge/ (credit) recognised in the consolidated statement of Profit or Loss

For the year ended March 31,	2019	2020	2021	2021
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Current tax:
Current tax on profit for the year	37,758	17,911	20,671	283
Credit in respect of current tax for earlier years	(59)	(33)	(14)	(0)
Total current tax (a)	37,699	17,878	20,657	283
Deferred tax:
Reversal and origination of temporary differences	3,818	(44,562)	(1,546)	(22)
(Credit)/ Charge in respect of Deferred tax for earlier years	(16)	7	(27)	(0)
Total Deferred Tax (b)	3,802	(44,555)	(1,573)	(22)
Total income tax expense/ (benefit) for the year (a+b)	41,501	(26,677)	19,084	261
Profit/ (Loss) before tax	117,730	(68,777)	166,074	2,271
Effective income tax rate (%)	35.3%	38.8%	11.5%	11.5%

Reconciliation of Income Tax Expense/(Credit) Applicable to Accounting Profit/(Loss) Before Tax at the Statutory Income Tax Rate to Recognized Income Tax Expense/(Credit) for the year at the Group's Effective Tax Rate
(b)
A reconciliation of income tax expense/ (credit) applicable to profit / (loss) before tax at the Indian statutory income tax rate to income tax expense / (credit) at the Group’s effective income tax rate for the year indicated are as follows.

For the year ended March 31,	2019	2020	2021	2021
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Profit/ (Loss) before tax	117,730	(68,777)	166,074	2,271
Indian statutory income tax rate	34.94%	34.94%	34.94%	34.94%
Tax at Indian statutory income tax rate	41,140	(24,033)	58,034	794
Disallowable expenses	2,423	1,883	1,278	17
Non-taxable income	(1,917)	(1,406)	(1,227)	(17)
Tax holidays and similar exemptions (Refer note below)	(8,076)	(4,934)	(7,710)	(105)
Effect of tax rates differences of subsidiaries operating at other rates	(1,277)	(581)	(3,625)	(50)
Tax on distributable reserve of/ dividend from subsidiary	11,018	19,532	8,690	119
Unrecognised tax assets (Net)**	(2,135)	(713)	(31,932)	(437)
Change in deferred tax balances due to change in tax law*	—	(17,760)	(3,125)	(43)
Capital Gains/ Other Income subject to lower tax rate	(1,711)	(2,733)	(1,756)	(24)
Credit in respect of earlier years	(75)	(26)	(41)	(1)
Other permanent differences	2,111	4,094	498	8

Total income tax expense / (credit)	41,501	(26,677)	19,084	261

*	Deferred tax charge for the year ended March 31,2020 includes deferred tax credit of ₹ 16,512 million on remeasurement of deferred tax balances as at March 31, 2019. Also refer note 3(c)(I)(ix).

**
In June 2018, the Company acquired majority stake in ESL Steel Limited (“ESL”), which has since been focusing on operational turnaround. Based on management’s estimate of future outlook, financial projections and requirements of IFRS 12 – Income taxes, ESL has recognized deferred tax assets of
₹

31,823
 million (US$ 435 million) during the year ended March
 31, 2021.

Schedule of Components of Deferred Tax Assets and Liabilities
(c) Deferred tax assets/liabilities

Significant components of Deferred tax (assets) and liabilities recognized in the consolidated statement of financial position are as follows:

For the year ended March 31, 2019:
	Opening balance as at April 1, 2018	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2019
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	126,867	9,570	—	3,111	139,548
Voluntary retirement scheme	(411)	16	—	—	(395)
Employee benefits	(875)	(15)	(247)	39	(1,098)
Fair value of derivative asset/ liability	(563)	288	(82)	—	(357)
Fair valuation of other asset/liability	9,913	(1,432)	—	(10)	8,471
MAT credit entitlement	(110,884)	7,280	384	(23)	(103,243)
Unabsorbed depreciation and business losses	(34,625)	(11,030)	—	—	(45,655)
Other temporary differences	(4,354)	(875)	(135)	(583)	(5,947)

Total	(14,932)	3,802	(80)	2,534	(8,676)

For the year ended March 31, 2020:
	Opening balance as at April 1, 2019	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2020
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	139,548	(61,429)	—	(93)	78,026
Voluntary retirement scheme	(395)	111	—	—	(284)
Employee benefits	(1,098)	6	(714)	49	(1,757)
Fair value of derivative asset/ liability	(357)	(69)	324	—	(102)
Fair valuation of other asset/liability	8,471	911	(1)	593	9,974
MAT credit entitlement	(103,243)	11,605	251	129	(91,258)
Unabsorbed depreciation and business losses	(45,655)	(9,223)	—	—	(54,878)
Other temporary differences	(5,947)	13,533	(590)	289	7,285

Total	(8,676)	(44,555)	(730)	967	(52,994)

For the year ended March 31, 2021:
	Opening balance as at April 1, 2020	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Charged to Equity	Deferred tax on acquisition through business combination	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2021	Closing balance as at March 31, 2021
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	78,026	(145)	—	—	498	1,647	80,026	1,094
Voluntary retirement scheme	(284)	(246)	—	—	—	—	(530)	(7)
Employee benefits	(1,757)	(222)	104	319	—	(94)	(1,650)	(23)
Fair value of derivative asset/ liability	(102)	93	(256)	—	—	—	(265)	(4)
Fair valuation of other asset/liability	9,974	(2,422)	9	—	—	(277)	7,284	100
MAT credit entitlement*	(91,258)	8,621	249	—	—	30	(82,358)	(1,126)
Unabsorbed depreciation and business losses	(54,878)	7,837	—	—	—	—	(47,041)	(643)
Other temporary differences	7,285	(15,089)	352	—	104	(182)	(7,530)	(103)

Total	(52,994)	(1,573)	458	319	602	1,124	(52,064)	(712)

Net deferred tax (assets)/liability	Accordingly, the net deferred tax (assets)/liability has been disclosed in the consolidated statement of financial position as follows:

As at March 31,	2019	2020	2021	2021
Particulars	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Deferred tax assets	(52,830)	(82,669)	(73,958)	(1,011)
Deferred tax liabilities	44,154	29,675	21,894	299

Net deferred tax (asset)/ liability	(8,676)	(52,994)	(52,064)	(712)

Summary of Unused Tax Losses
Unused tax losses/ unused tax credit for which no deferred tax asset has been recognised amount to
₹
 176,593 million and
₹
 101,541 million ($ 1,388 million) as at March 31, 2020 and March 31, 2021 respectively.
As at March 31, 2020

Unused tax losses/ unused tax credit	Within one year ( ₹ in million)	Greater than one year, less than five years ( ₹ in million)	Greater than five years ( ₹ in million)	No expiry date ( ₹ in million)	Total ( ₹ in million)
Unutilized business losses	5,552	25,885	49,165	15,738	96,340
Unabsorbed depreciation	—	—	—	80,163	80,163
Unused capital losses	—	4	—	—	4
Unutilised R&D Tax Credit	—	—	—	86	86

Total	5,552	25,889	49,165	95,987	176,593

No deferred tax assets have been recognised on these unused tax losses/ unused tax credit as there is no evidence that sufficient taxable profit will be available in future against which these can be utilised by the respective entities.
As at March 31, 2021

Unused tax losses/ unused tax credit	Within one year ( ₹ in million)	Greater than one year, less than five years ( ₹ in million)	Greater than five years ( ₹ in million)	No expiry date ( ₹ in million)	Total ( ₹ in million)	Total (US dollars in million)
Unutilized business losses	1,966	22,220	30,753	18,870	73,809	1,009
Unabsorbed depreciation	105	1,014	2,979	23,533	27,631	378
Unused capital losses	—	4	—	—	4	0
Unutilised R&D Tax Credit	—	—	—	97	97	1

Total	2,071	23,238	33,732	42,500	101,541	1,388

Summary of Unused MAT Credits	Unrecognised MAT credit expires, if unutilized, based on the year of origination was as follows:

Financial year ending March 31,	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
2022	1,036	—	—
2023	137	—	—
2024	521	—	—
2025	517	—	—
2026	1,035	—	—
2027	633	—	—
2028	81	—	—
2029	36	—	—

	3,996	—	—